Series C Convertible Preferred Stock (Details) (USD $)	1 Months Ended	6 Months Ended
	Jan. 31, 2012	Jun. 30, 2013 item	Feb. 29, 2012 item
Class of Stock [Line Items]
Common stock purchase price using warrants		9.60
Number of designated board of directors		2
Percentage of common stock sold shares of outstanding shares		20.00%
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued and sold	3,000,000
Common Stock Shares Issuable Upon Conversion Of Convertible Preferred Stock	30,000,000
Shares of common stock to purchase by warrants	30,000,000
Number of closing sale of preferred stock			2
Common stock purchase price using warrants			1.20
Preferred stock, fixed annual amount of dividend per share		$ 0.625
Preferred stock, liquidation preference per share		$ 10.00
Convertible preferred stock conversion price per share		$ 8.00
Percentage of voting stock		34.00%
Number of votes per share		0.78625
Minimum [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Transaction amount of equity securities by investors		$ 120,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares of common stock to purchase by warrants		3,750,000
Common stock purchase price using warrants		9.60